Segment reporting - Noncurrent assets (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of geographical areas [line items]
Non current Assets exclude deferred tax assets	€ 169,127	€ 60,120	€ 6,015
Netherlands
Disclosure of geographical areas [line items]
Non current Assets exclude deferred tax assets	1	1	1
Belgium
Disclosure of geographical areas [line items]
Non current Assets exclude deferred tax assets	163,224	56,777	5,967
United States
Disclosure of geographical areas [line items]
Non current Assets exclude deferred tax assets	3,872	3,058	€ 47
Japan
Disclosure of geographical areas [line items]
Non current Assets exclude deferred tax assets	€ 2,030	€ 284